KEY MANAGEMENT PERSONNEL COMPENSATION - Grants and awards as compensation (Details)	12 Months Ended
	Dec. 31, 2019 item	Dec. 31, 2018 USD ($) item shares	Dec. 31, 2017 USD ($) item	Dec. 31, 2016 USD ($) item
Bottom of range
KEY MANAGEMENT PERSONNEL COMPENSATION.
Measurement period		1 year
Top of range
KEY MANAGEMENT PERSONNEL COMPENSATION.
Measurement period		3 years
Restricted stock units (RSUs)
KEY MANAGEMENT PERSONNEL COMPENSATION.
Measurement period		3 years
Deferred cash award | Bottom of range
KEY MANAGEMENT PERSONNEL COMPENSATION.
Measurement period		1 year
Deferred cash award | Top of range
KEY MANAGEMENT PERSONNEL COMPENSATION.
Measurement period		3 years
Managing Director | RSU subject to approval by shareholders
KEY MANAGEMENT PERSONNEL COMPENSATION.
Number of shares to be issued upon approval from shareholders | shares		3,127,480
Directors and key management personnel | Forecast
KEY MANAGEMENT PERSONNEL COMPENSATION.
Remaining tranche evaluated for vesting | item	1
Directors and key management personnel | Restricted stock units (RSUs)
KEY MANAGEMENT PERSONNEL COMPENSATION.
Number of units awarded as compensation | item		1,562,500	783,551	990,700
Total fair value of units granted		$ 300,000	$ 500,000	$ 1,200,000
Measurement period		3 years
Directors and key management personnel | Deferred cash award
KEY MANAGEMENT PERSONNEL COMPENSATION.
Deferred cash award, amount granted			$ 1,138,503	$ 1,264,998
Deferred cash award, amount forfeited		$ 858,565
Deferred cash award, vested		$ 0